Note 14 - Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
14.
Common Stock and Additional Paid-In Capital:

(a) Common Stock:
On
December 5, 2016,
the Company completed a follow-on public equity offering in the United States under the Securities Act. In this respect,
12,000,000
shares at par value
$0.0001
were issued at a public offering price of
$6.00
per share. The net proceeds of the follow-on offering were
$69,037.

During the year ended
December 31, 2016,
the Company issued
598,400
shares, in aggregate, at par value of
$0.0001
to Costamare Services pursuant to the Services Agreement (Note
3
). During the year ended
December 31, 2017,
the Company issued
598,400
shares in aggregate at par value of
$0.0001
to Costamare Services pursuant to the Services Agreement (Note
3
). During the year ended
December 31, 2018,
the Company issued
598,400
shares in aggregate at par value of
$0.0001
to Costamare Services pursuant to the Services Agreement (Note
3
). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no
share-based payment awards outstanding during the year ended
December 31, 2018.

On
July 6, 2016,
the Company implemented the Plan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in Company common stock. Participation in the Plan is optional, and shareholders who decide not
to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the year ended
December 31, 2016,
the Company issued
2,428,081
shares in aggregate at par value of
$0.0001
to its common stockholders, at an average price of
$8.043837
per share. During the year ended
December 31, 2017,
the Company issued
3,682,704
shares at par value of
$0.0001
to its common stockholders, at an average price of
$6.194
per share. During the year ended
December 31, 2018,
the Company issued
3,659,845
shares at par value of
$0.0001
to its common stockholders, at an average price of
$6.307794
per share.

On
May 31, 2017,
the Company completed
a follow-on public equity offering in the United States under the Securities Act. In this respect
13,500,000
shares at par value
$0.0001
were issued at a public offering price of
$7.10
per share, increasing the issued share capital to
105,840,848
shares. The net proceeds of the follow-on offering were
$91,675.

As at
December 31, 2018,
the aggregate
issued share capital was
112,464,230
common shares.

(b) Preferred Stock:
On
January 30, 2018,
the Company completed a public offering of
4,600,000
shares of its Series E Preferred Stock, par value
$0.0001,
at a public offering price of
$25.00
per share.
The net proceeds of the follow-on offering were
$111,224.

(c) Additional Paid-in Capital:
The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) the difference between the par value of the shares issued in the Initial Public Offering in
November 2010
and the offerings in
March 2012,
October 2012,
August 2013,
January 2014,
May 2015,
December 2016
and
May 2017
and the net proceeds received from the issuance of such shares, (iii) the difference between the par value and the fair value of the shares issued to Costamare Shipping and Costamare Services (Note
3
) and (iv) the difference between the par value of the shares issued under the Plan.

(d) Dividends declared and / or paid
:
During the year ended
December 31, 2017,
the Company declared and paid to its common stockholders
$0.10
per common share and, after accounting for shareholders participating in the Plan, the Company paid (i)
$3,619
in cash and issued
1,014,550
shares pursuant to the Plan for the
fourth
quarter of
2016,
(ii)
$3,610
in cash and issued
751,817
shares pursuant to the Plan for the
first
quarter of
2017,
(iii)
$4,823
in cash and issued
894,989
shares pursuant to the Plan for the
second
quarter of
2017
and (iv)
$4,641
in cash and issued
1,021,348
shares pursuant to the Plan for the
third
quarter of
2017.
During the year ended
December 31, 2018,
the Company declared and paid to its common stockholders
$0.10
per common share and, after accounting for shareholders participating in the Plan, the Company paid (i)
$4,583
in cash and issued
988,841
shares pursuant to the Plan for the
fourth
quarter of
2017
(ii)
$4,833
in cash and issued
885,324
shares pursuant to the Plan for the
first
quarter of
2018,
(iii)
$4,854
in cash and issued
901,634
shares pursuant to the Plan for the
second
quarter of
2018
and (iv)
$6,581
in cash and issued
884,046
shares pursuant to the Plan for the
third
quarter of
2018
.

During the year ended
December 31, 2017,
the Company declared and paid to its holders of Series B Preferred Stock
$953
or
$0.476563
per share for the period from
October 15, 2016
to
January 14, 2017,
$953
or
$0.476563
per share for the period from
January 15, 2017
to
April 14, 2017,
$953
or
$0.476563
per share for the period from
April 15, 2017
to
July 14, 2017
and
$953
or
$0.476563
per share for the period from
July 15, 2017
to
October 14, 2017
. During the year ended
December 31, 2018,
the Company declared and paid to its holders of Series B Preferred Stock
$953
or
$0.476563
per share for the period from
October 15, 2017
to
January 14, 2018,
$953
or
$0.476563
per share for the period from
January 15, 2018
to
April 14, 2018
,
$953
or
$0.476563
per share for the period from
April 15, 2018
to
July 14, 2018
and
$953
or
$0.476563
per share for the period from
July 15, 2018
to
October 14, 2018
.

During the year ended
December 31, 2017,
the Company declared and paid to its holders of Series C Preferred Stock
$2,125
or
$0.531250
per share for the period from
October 15, 2016
to
January 14, 2017,
$2,125
or
$0.531250
per share for the period from
January 15, 2017
to
April 14, 2017,
$2,125
or
$0.531250
per share for the period from
April 15, 2017
to
July 14, 2017
and
$2,125
or
$0.531250
per share for the period from
July 15, 2017
to
October 14, 2017
. During the year ended
December 31, 2018,
the Company declared and paid to its holders of Series C Preferred Stock
$2,125
or
$0.531250
per share for the period from
October 15, 2017
to
January 14, 2018,
$2,125
or
$0.531250
per share for the period from
January 15, 2018
to
April 14, 2018,
$2,125
or
$0.531250
per share for the period from
April 15, 2018
to
July 14, 2018
and
$2,125
or
$0.531250
per share for the period from
July 15, 2018
to
October 14, 2018.

During the year ended
December 31, 2017,
the Company declared and paid to its holders of Series D Preferred Stock
$2,188
or
$0.546875
per share for the period from
October 15, 2016
to
January 14, 2017,
$2,188
or
$0.546875
per share for the period from
January 15, 2017
to
April 14, 2017,
2,188
or
$0.546875
per share for the period from
April 15, 2017
to
July 14, 2017
and
2,188
or
$0.546875
per share for the period from
July 15, 2017
to
October 14, 2017
. During the year ended
December 31, 2018,
the Company declared and paid to its holders of Series D Preferred Stock
$2,188
or
$0.546875
per share for the period from
October 15, 2017
to
January 14, 2018,
$2,188
or
$0.546875
per share for the period from
January 15, 2018
to
April 14, 2018,
$2,188
or
$0.546875
per share for the period from
April 15, 2018
to
July 14, 2018
and
$2,188
or
$0.546875
per share for the period from
July 15, 2018
to
October 14, 2018.

During the year ended
December 31, 2018,
the Company declared and paid to its holders of Series E Preferred Stock
$2,126
or
$0.462240
per share for the period from
January 30, 2018
to
April 14, 2018,
$2,551
or
$0.554688
per share for the period from
April 15, 2018
to
July 14, 2018
and
$2,551
or
$0.554688
per share for the period from
July 15, 2018
to
October 14, 2018.